Note 10 - Business and Credit Concentrations, Major Customers and Geographic Information (Details Textual) $ in Millions	12 Months Ended
	Oct. 31, 2022 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)
Customer One [Member]
Revenues, Total	$ 11.8	$ 11.3	$ 9.7
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk, Number of Customers	1	1	1
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer One [Member]
Concentration Risk, Percentage	17.00%	19.10%	17.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer One [Member]
Concentration Risk, Percentage	11.20%	9.50%	11.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk, Percentage	7.50%		5.10%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | UNITED STATES
Concentration Risk, Percentage	85.00%	82.00%	81.00%
Geographic Concentration Risk [Member] | Revenue Benchmark [Member] | Non-US [Member]
Concentration Risk, Percentage	15.00%	18.00%	19.00%